CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary shares [Member] Class A ordinary shares [Member] CNY (¥) shares	Ordinary shares [Member] Class B ordinary shares [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Treasury stock [Member] CNY (¥) shares	Statutory reserves [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] CNY (¥)	Non-controlling interests [Member] CNY (¥)
Balance (Ordinary Shares) at Dec. 31, 2022 | shares			35,621,163	88,288,360
Balance at Dec. 31, 2022	¥ (1,541,845)		¥ 24	¥ 56	¥ 3,993,026	¥ (42,330)	¥ 4,649	¥ (5,398,420)	¥ (92,094)	¥ (6,756)
Balance (Treasury Stock, Shares) at Dec. 31, 2022 | shares						(1,174,186)
Income/(Loss) for the year	(553,876)							(549,935)		(3,941)
Exercise and vesting of share-based awards	8,522				3,870	¥ 4,652
Exercise and vesting of share-based awards (Shares) | shares			227,327			128,205
Repurchase of ADSs (Note 13)	(134,313)					¥ (134,313)
Repurchase of ADSs (Note 13)(Share) | shares						(4,003,315)
Share-based compensation expenses	32,527				32,527
Reclassification of redeemable noncontrolling interests	30,369									30,369
Foreign currency translation adjustment	(8,448)								(8,448)
Appropriation to statutory reserves							227	(227)
Balance (Ordinary Shares) at Dec. 31, 2023 | shares			35,848,490	88,288,360
Balance at Dec. 31, 2023	(2,167,064)		¥ 24	¥ 56	4,029,423	¥ (171,991)	4,876	(5,948,582)	(100,542)	19,672
Balance (Treasury Stock, Shares) at Dec. 31, 2023 | shares						(5,049,296)
Income/(Loss) for the year	79,236							82,213		(2,977)
Exercise and vesting of share-based awards	16,864				(8,238)	¥ 25,102
Exercise and vesting of share-based awards (Shares) | shares						783,937
Repurchase of ADSs (Note 13)	(63,898)					¥ (63,898)
Repurchase of ADSs (Note 13)(Share) | shares						(2,327,290)
Share-based compensation expenses	22,596				22,596
Reclassification of redeemable noncontrolling interests	33,951									33,951
Foreign currency translation adjustment	(10,997)								(10,997)
Appropriation to statutory reserves							673	(673)
Balance (Ordinary Shares) at Dec. 31, 2024 | shares			35,848,490	88,288,360
Balance at Dec. 31, 2024	(2,089,312)		¥ 24	¥ 56	4,043,781	¥ (210,787)	5,549	(5,867,042)	(111,539)	50,646
Balance (Treasury Stock, Shares) at Dec. 31, 2024 | shares						(6,592,649)
Income/(Loss) for the year	97,042							107,346		(10,304)
Exercise and vesting of share-based awards	20,940				(13,849)	¥ 34,789
Exercise and vesting of share-based awards (Shares) | shares						1,082,960
Share-based compensation expenses	26,024				26,024
Conversion of Class B shares into Class A shares | shares			300,000	(300,000)
Purchase of noncontrolling interest	(381)									(381)
Foreign currency translation adjustment	11,590	$ 1,657							11,590
Appropriation to statutory reserves							2,027	(2,027)
Balance (Ordinary Shares) at Dec. 31, 2025 | shares			36,148,490	87,988,360
Balance at Dec. 31, 2025	¥ (1,934,097)	$ (276,572)	¥ 24	¥ 56	¥ 4,055,956	¥ (175,998)	¥ 7,576	¥ (5,761,723)	¥ (99,949)	¥ 39,961
Balance (Treasury Stock, Shares) at Dec. 31, 2025 | shares						(5,509,689)